Inventories, Net (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net (Details) [Line Items]
Long-term balance	S/ 65.6
Impairment of lands	S/ 1.2	S/ 1.2
Description of provision for impairment	(a)Land of 71.4 hectares corresponding to Inmobiliaria Almonte S.A.C., located in the district of Lurin, province of Lima, used for industrial development. (b)Land located at Calle David Samanez Ocampo N° 140, San Isidro, for the development of a real state housing project; with an area of 0.125 hectares, which corresponds to the subsidiary Inmobiliaria Pezet S.A.C. (c)Land located at Calle Paul Harris N° 332 and N° 336, Barranco for the development of a traditional housing project, with an area of 0.062 hectares, which corresponds to the Paul Harrys project. (d)In April 2022, the purchase and sale agreement for the Chimbote land was terminated through the termination of the 2013 agreement, transferring the land to Urbi Propiedades S.A.C. This resolution resulted in a net loss of S/1.8 million recognized as an expense for the period in the consolidated statement of profit or loss under the caption “other income and expenses”.
Net loss recognized for the period	S/ 1.8
Indebtedness costs	0.5	1.0
Net impairment	3.2	3.7
Construction materials	39.9	S/ 47.0
San Isidro [Member]
Inventories, Net (Details) [Line Items]
Long-term real estate projects	52.0
Barranco [Member]
Inventories, Net (Details) [Line Items]
Long-term real estate projects	S/ 13.5
Bottom of range [member]
Inventories, Net (Details) [Line Items]
Annual interest	7.00%	7.00%
Top of range [member]
Inventories, Net (Details) [Line Items]
Annual interest	7.90%	11.00%